Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,198.8	$ 1,234.5	$ 1,035.3	$ 1,177.1	$ 1,059.7	$ 1,076.8	$ 935.1	$ 1,176.7	$ 4,645.7	$ 4,248.3	$ 3,999.8
Gross profit	546.0	573.0	471.1	555.6	494.3	517.6	447.2	560.2	2,145.7	2,019.3	1,858.6
Net earnings	45.8	65.9	39.1	110.4	84.8	104.0	88.5	125.7	261.2	403.0	297.8
Basic earnings per share	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 1.21	$ 1.48	$ 1.27	$ 1.80	$ 3.75	$ 5.76	$ 4.77
Diluted earnings per share	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 1.20	$ 1.47	$ 1.25	$ 1.78	$ 3.72	$ 5.72	$ 4.72
Items increasing/(decreasing) net earnings:
Project 2020	(15.3)	(16.9)	(30.0)	(1.3)
Early debt retirement/duplicate interest	(1.9)	(12.5)	0	0					(19.9)	0	0
Venezuela	(0.5)	0	1.0	(2.3)	2.8	5.7	2.8	(25.5)
VERO/Separation costs					0.2	(0.1)	0	0
Integration costs					0.1	(0.3)	(0.6)	(1.0)
Provisions for restructuring and related costs					(1.1)	(0.5)	(0.5)	(3.5)
ASR costs	(1.2)	(2.5)	(0.9)	(3.8)
Inventory write up	0	0	(2.7)	(1.7)
Other realignment/integration costs	(0.1)	0.2	(1.9)	(0.2)
Tax benefits - special foreign tax credit	(10.8)	1.1	0	0	23.5	0	0	0
Adjustment to prior years tax accruals					$ 2.4	$ 3.7	$ 0	$ 0